Revenue	12 Months Ended
Mar. 31, 2026
Disclosure Of Revenue Abstract
Revenue
23.	Revenue

	2026	2025	2024
	USD	USD	USD

Revenue from contracts with customers:
Cellular therapy	883,016	586,440	407,443
Medical testing, laboratory and aesthetics beauty services	3,149,193	2,617,110	1,755,910
Consultation fee	92,331	157,467	232,173
Sale of medicine and healthcare product	731,780	10,020	8,026

	4,856,320	3,371,037	2,403,552

Timing of revenue recognition:
At a point in time	4,856,320	3,371,037	2,403,552